Employee Benefit Plans (Unfunded) (Details) - Schedule of Current and Non Current Employee Benefit Plans Obligations - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current
Gratuity	$ 77,170	$ 93,967	$ 70,872
Compensated absences	69,134	89,688	75,134
Current Pension and other employee obligations	146,304	183,655
Non-current
Gratuity	214,398	258,524	215,841
Compensated absences	163,460	232,925	$ 222,967
Other statutory dues	2,207
Non current Pension and other employee obligations	$ 380,065	$ 491,449